UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY REPORT OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company File Act Number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

1200 SEVENTEENTH STREET, SUITE 1000, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)

(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)

FRED R. KELLY, JR.
SUITE 1000, 1200 SEVENTEENTH STREET
DENVER, COLORADO 80202
(Name And Address of Agent for Service)

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2004

ITEM 1. Schedule of Investments.
ITEM 2. Controls and Procedures.
ITEM 3. Exhibits
Exhibit Index
SIGNATURES
Exhibit Index
Certification of President & Treasurer

ITEM 1. Schedule of Investments.

      The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COLORADO BONDSHARES -
A TAX-EXEMPT FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 2004 (unaudited)

Face Amount	Colorado Municipal Bonds - 83.2%	Market Value
2,175,000	Antelope Heights Metropolitan District (Town of Parker) G.O. Series 2003, 8.00% due 12/1/2023	$2,179,176
50,000	Arapahoe Water and Sanitation District G.O. Refunding and Improvement Series 1986, 8.50% due 12/1/2005(b)	52,668
950,000	Aurora Multi-Family Housing Revenue (River Falls Project) Series 1999A, 5.70% due 7/1/2029	764,028
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023(b)	484,862
2,960,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	677,740
1,295,000	Bell Mountain Ranch Phase II Metropolitan District G.O. Series 1995, 8.50% due 11/15/2015(b)	1,378,307
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,269,045
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,296,778
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
2,500,000	Brighton Crossing Metropolitan District No. 4 Series 2004, 2.14% due 12/1/2034(h)	2,500,000
6,555,000	Bromley Park Metropolitan District No. 3 G.O. LTD Tax Exchange Series 2001A & B, 8.00% due 12/1/2019-22	6,624,016
6,000,000	Bromley Park Metropolitan District No. 2 G.O. Series 2002B, 8.00% due 12/1/2022	6,099,720
4,740,000	Bromley Park Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/01/2028	4,801,383
13,695,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 2.74% due 7/1/2032(h)	13,695,000
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	28,765
565,000	Castle Rock (Town of ) LID Series 1988-2D Special Assessment, 9.25%-10.375% due 12/1/2008(i)	45,200
120,000	Central City (City of) Excise Tax Revenue Refunding Series 1996, 6.20%-6.60% due 12/1/2006-11	112,925
2,150,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017(b)	2,401,335

Face Amount	Colorado Municipal Bonds - 83.2%	Market Value
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027(a)(f)(i)	$20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(h)(i)	1,104,584
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)	161,642
3,620,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Liberty Common) Series 1999, 6.95% due 8/15/2019	4,127,198
900,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	934,974
1,215,000	Colorado Educational & Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,218,754
500,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2000, 8.00% due 6/1/2010	497,035
2,115,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% due 3/15/2032	2,140,930
785,000	Colorado Educational & Cultural Facilities Authority Charter School Revenue (Elbert County) Series 2004, 7.375% due 3/1/2035	777,825
350,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series A, 5.25% due 1/1/2027(a)	329,000
100,000	Colorado Health Facilities Authority Revenue Refunding National Benevolent Association Series B, 5.25% due 2/1/2028(a)	94,000
150,000	Colorado Health Facilities Authority Revenue National Benevolent Association Series A, 6.375% due 9/1/2029(a)	141,000
6,300,000	Colorado Housing & Finance Authority Adjustable Rate Class I Series A-1, 2.00% due 10/1/2030(h)	6,300,000
1,605,000	Colorado Housing & Finance Authority Variable Rate Class I Series A-2, 2.00% due 4/1/2020(h)	1,605,000
14,965,000	Colorado Housing & Finance Authority Single Family Mortgage Class I Adjustable Rate 2002 Series A-3, 2.00% due 11/1/2021(h)	14,965,000
6,490,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Project Class I Series A-4, 2.00% due 10/1/2030(h)	6,490,000
14,925,000	Colorado Housing & Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 2.00% due 10/1/2030(h)	14,925,000
5,000,000	Colorado Housing & Finance Authority Adjustable Rate Single Family Mortgage Series B-3, 2.00% due 11/1/2032(h)	5,000,000

Face Amount	Colorado Municipal Bonds - 83.2%	Market Value
11,740,000	Colorado Housing & Finance Authority Variable Rate Multi-Family Class I Series C4, 2.00% due 10/1/2032(h)	$11,740,000
625,000	Colorado Springs Spring Creek GID G.O. Series 1995, 6.50% due 12/1/2014(h)(i)	568,938
2,455,000	Conservatory Metropolitan District G.O. Series 2003, 7.50% due 12/1/2027	2,530,393
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,035,055
3,500,000	Cotton Ranch Metropolitan District G.O. LTD Tax Refunding Series 1999A, 8.00% due 12/15/2017(h)	3,498,320
2,190,000	Cottonwood Water and Sanitation District Refunding Series 1996A, 7.60% due 12/1/2012	2,293,521
1,865,000	Denver (City and County of) Subordinate Multi-Family Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,756,849
12,960,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032(a)	10,530,000
775,000	Denver West Metropolitan District Series 1997B, 5.70% due 12/1/2017	795,475
425,000	Eagle Riverview Affordable Housing Corporation Multi-Family Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	381,314
1,130,000	Eaglebend Affordable Housing Multi-Family Housing Project Series B, 7.40% due 7/1/2021	1,122,565
7,500,000	East Cherry Creek Valley Water and Sanitation District Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023(h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series S1 - CL A2 Certificates, 2.14% due 12/1/2034(h)	5,000,000
90,000	El Paso County LID 85-2 Special Assessment Refunding Series 1988, 8.875%-9.00%, due 9/1/2000(a)	9,000
168,467	Equi-Mor Holdings Inc. Class A Pass-Through Certificates Series 1999A, 7.50% due 4/5/2018	168,467
525,000	Fort Lupton Golf Course Revenue Anticipation Warrants Series 1996A, 8.50% due 12/15/2015(a)	105,000
1,900,000	Fronterra Village Metropolitan District G.O. Series 2001, 8.00% due 12/1/2021	1,915,409
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. Series 2003, 8.00% due 12/1/2023	4,607,239
500,000	Galleria Metropolitan District G.O. Series 1999, 7.25% due 12/1/2019	597,475
1,000,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018(b)	1,101,560
835,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	799,295

Face Amount	Colorado Municipal Bonds - 83.2%	Market Value
945,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019(b)	$1,061,254
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,710,670
735,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	741,093
190,000	Idledale Colorado Fire Protection District G.O. Series 1993, 5.5%- 5.80% due 12/15/2005-07	192,363
195,000	Las Animas (City of) Water G.O. Series 1989, 8.60% due 12/1/2009	199,317
755,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	765,245
6,245,000	Maher Ranch Metropolitan District No. 4 (Town of Castle Rock) G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,245,000
2,345,000	Moffat County Pollution Control Revenue Tri-State Generation and Transmission Series 1984, 1.95% due 7/1/2010(h)	2,345,000
260,000	Mount Carbon Metropolitan District Revenue Refunding Series A, 7.00% due 6/1/2043	260,510
2,000,000	Mount Carbon Metropolitan District Revenue Refunding Limited Tax Series B, 7.00% due 6/1/2043	2,003,920
565,000	Mount Carbon Metropolitan District Revenue Refunding Series C, 8.00% due 6/1/2043(e)	40
1,500,000	Neu Towne Metropolitan District 7.20% due 12/1/2023	1,492,215
1,330,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	964,250
2,800,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	2,876,356
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 4.9%-8.5% due 12/1/2021(h)	1,540,430
900,000	Palomino Park Public Improvements Corp. Lien Revenue Series 1995, 2.90% due 12/1/2035(h)	900,000
1,605,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017(b)	1,791,645
4,455,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% due 12/1/2019(b)	5,330,764
6,075,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	6,075,000
1,375,000	Routt County LID Special Improvement District Special Assessment #2-1 Series A, 6.50% due 8/1/2024	1,340,900
151,535	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	152,521
336,614	Roxborough Village Metropolitan District Series 1993B, principal Only, 0.00% due 12/31/2021(e)(i)	50,829

Face Amount	Colorado Municipal Bonds - 83.2%	Market Value
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)	56,924
2,065,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% Due 12/1/2016	$2,356,516
875,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% Due 12/1/2017(b)	1,004,045
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,360,000	City of Sheridan Colorado G.O. Series 1997A, 7.50% due 12/1/2016	1,429,700
3,510,000	Southlands Metropolitan District No.1 Unlimited Tax 6.75%-7.125% due 12/1/2016-2034	3,496,282
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% due 12/1/2013	1,044,800
1,900,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 1998, 7.75% due 6/1/2018	1,902,109
3,230,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001A, 8.00% due 12/1/2019	3,308,618
3,315,000	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2001B, 8.00% due 12/1/2021	3,412,362
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	2,225,482
5,285,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,963,750
900,000	Tabernash Meadows Water and Sanitation District G.O. Series 2003, 9.00% due 12/1/2014	675,000
1,645,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017(b)	1,853,882
930,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018(b)	1,038,782
14,010,000	United Water & Sanitation Revenue Refunding & Improvement District Series A, 6.00% due 12/1/2013	14,010,000
10,800,000	United Water & Sanitation Revenue Refunding & Improvement District Series B, 6.00% due 12/1/2012	10,785,852

	Total Colorado Municipal Bonds (cost $261,975,368)	$268,207,286

Face Amount	Colorado Capital Appreciation and Zero Coupon - 4.3%	Market Value
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	$249,584
19,018,510	Cottonwood Water and Sanitation District Capital Appreciation Refunding Second Lien, Series 1998A, 8.00% due 12/1/2027(d)	3,793,052
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon, 6.10% due 6/15/2008(d)	453,480
8,005,000	McKay Landing Metropolitan District No. 2 Capital Appreciation Refunding Ltd Tax Series B, 7.50% due 12/1/2031(d)	1,772,707
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(d)(i)	18,132
10,760,000	Silver Peaks Metropolitan District No. 1 Revenue Zero Coupon Series 2003, 8.00% due 12/1/2005-12(d)	7,734,100

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $17,368,585)	$14,021,055

	Colorado Certificates of Participation - 0.2%
75,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.20% due 12/1/2006	$75,937
600,000	Eagle-Vail Metropolitan District Golf Course Series 1999, 6.00% due 12/1/2019	614,292
75,000	Park School District R-3 Certificates of Participation Series 1996, 5.45% due 6/1/2005	75,952

	Total Colorado Certificates of Participation Bonds (cost $677,330)	$766,181

	Other Municipal Bonds - 9.9%
2,500,000	California Statewide Communities Development Authority Multi-Family Housing Revenue Senior (Heritage Apts. at Arcadia) Series 2003G, 6.40% due 12/1/2041	$2,500,000
3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 2.04% due 7/1/2037(h)	3,740,000
1,890,000	County of El Paso Housing Finance Corporation Multi-Family Housing Revenue (San Jose, LTD Project) Series 1999B, 6.00% due 8/1/2031	1,890,000
4,975,924	Freddie Mac Multi-Family Variable Rate Certificates Series M001 Class B, 9.75% due 4/1/2032(g)	4,975,924

Face Amount	Other Municipal Bonds - 9.9%	Market Value
4,200,000	Kansas City, Missouri Industrial Development Revenue West Paseo, Series B, 4.50% due 7/1/2006	$4,200,210
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C, (Harvest Board LLC) 15.00% due 4/1/2005(a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A, (Harvest Board LLC) 15.00% due 4/1/2011(a)	1,125,000
2,260,000	Maricopa County Arizona Multi-Family Revenue (Rancho Del Sol Apartments) Series 2002A, Subordinate Series C, 6.40% due 12/1/2024	2,260,000
320,000	Sandoval County New Mexico Project Revenue Tournament Soccer Complex Series 1997, 7.50% due 8/15/2006	315,997
7,910,000	Speedway Indiana Multi-Family Economic Development Revenue (Hermitage Apartments Project) Series 1999, 6.00% due 5/1/2031	7,910,000
450,000	Texas State Department Housing & Community Affairs Multi-Family Revenue (Reading Road Apartments), Series A & B 2003, 6.75% due 7/1/2036	450,000
2,300,000	Utah Housing Corporation Multi-Family Housing Mortgage Revenue (Layton Pointe Apt. Project) Series 2003, 6.5% due 6/1/2035	2,300,000

	Total Other Municipal Bonds (cost $35,570,924)	$31,798,381

	Colorado Taxable Notes - 0.4%
1,337,593	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002(a)	$1,337,593
72,417	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company,18.00% due 7/14/2002(a)	72,417

	Total Colorado Taxable Notes (cost $1,410,010)	$1,410,010

Total investments, at value (cost $317,002,217)	98.0%	$316,202,913
Other assets net of liabilities	2.0	6,352,871

Net assets	100%	$322,555,784

Unrealized Gains and Losses

At December 31, 2004, the net unrealized depreciation on investments of $799,304 was comprised of gross appreciation of $9,315,988 and gross depreciation of $10,115,292.

FOOTNOTES TO STATEMENT OF INVESTMENTS

(a)	Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At December 31, 2004, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2004. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $13,435,539 and a market value of $2,178,865 or less than 1.00% of net assets, respectively, as of December 31, 2004. The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

G.O. – General Obligation

GID – General Improvement District

LID – Local Improvement District

LTD – Limited

ITEM 2. Controls and Procedures.

      (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30(a)-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits

Exhibit Index

Exhibit
No.	Description
(a)	Certification of President & Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES— A TAX-EXEMPT FUND
By:	/s/ ANDREW B. SHAFFER
Andrew B. Shaffer, President, Secretary and Treasurer
Date:	March 1, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ ANDREW B. SHAFFER
Andrew B. Shaffer,
President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer)

Date: March 1, 2005

Exhibit Index

Exhibit
No.	Description
(a)	Certification of President & Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.